Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 74,997	$ 67,821
Accounts receivable, net (Note 3)	155,942	171,269
Unbilled revenue	144,976	95,997
Service inventories (Note 4)	95,866	98,434
Prepaid assets	16,835	9,238
Retention withholdings	30,513	48,419
Other receivables	31,747	39,778
Other current assets	9,894	10,759
Total current assets	560,770	541,715
Non-current assets
Property, plant and equipment, net (Note 5)	423,251	442,666
Intangible assets, net	75,001	84,304
Goodwill	645,095	645,095
Operating lease right-of-use assets	27,395	31,628
Other assets	57,842	52,332
Total assets	1,789,354	1,797,740
Liabilities
Accounts payable and accrued expenses	373,387	351,240
Current installments of long-term debt (Note 6)	70,945	71,744
Short-term borrowings (Note 6)	34,797	48,889
Income taxes payable (Note 7)	4,219	8,421
Other taxes payable	6,215	14,674
Operating lease liabilities	5,313	7,406
Other current liabilities	29,004	31,073
Total current liabilities	523,880	533,447
Long-term debt (Note 6)	301,331	331,565
Deferred tax liabilities (Note 7)
Employee benefit liabilities	31,846	28,935
Non-current operating lease liabilities	21,597	25,145
Other liabilities	59,312	57,154
Total liabilities	937,966	976,246
Commitments and contingencies (Note 8)
Equity
Preferred shares, no par value; unlimited shares authorized; none issued and outstanding at June 30, 2024 and December 31, 2023, respectively
Common stock and additional paid in capital, no par value; unlimited shares authorized; 95,408,453 and 94,996,397 shares issued and outstanding at June 30, 2024 and December 31, 2023, respectively	884,904	883,865
Retained (deficit)	(33,585)	(62,440)
Accumulated other comprehensive income	69	69
Total equity	851,388	821,494
Total liabilities and equity	$ 1,789,354	$ 1,797,740